DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2020
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

4. DISCONTINUED OPERATIONS

Deconsolidation of Ji’nan Dealership

In order to focus on the used car business, the Company reached the resolution in the third quarter of 2018 to dispose its Ji’nan Dealership, which is primarily engaged in new car sales, to an affiliate of Renren, along with related assets residing in Shanghai Jieying.

The disposal of Ji’nan Dealership represented a strategic shift and had a major effect on the Company’s results of operations. Accordingly, assets, liabilities, revenue and expenses to those businesses have been reclassified in the accompanying consolidated financial statements as discontinued operations for the year ended December 31, 2018.

All of the the Ji’nan Dealership assets and liabilities had been disposed of as of December 31, 2018 and there were no transactions that were recorded in the statements of operations for the years ended December 31, 2019 and 2020.

The operating results from discontinued operations included in the Company’s consolidated statement of operations were as follows for the year ended December 31, 2018.

Year ended December 31,
2018
Major classes of line items constituting pretax profit of discontinued operations:
Revenues	$47,672
Cost of revenues	50,531
Selling, research and development, and general and administrative expenses	16,777
Fair value change of contingent consideration	19,042
Loss from the operations of the discontinued operations, before income tax	(594)
Loss from the operations of the discontinued operations, net of tax	$(594)

The condensed cash flow related to the discontinued operations were as follows for the year ended December 31, 2018:

Year ended December 31,
2018
Net cash provided by operating activities	$516
Net cash used in investing activities	$(1)
Net cash provided by financing activities	$—

All notes to the accompanying consolidated financial statements, except for the cash flow statement, have been retrospectively adjusted to reflect the effect of the discontinued operations, where applicable.